Additional Information to the Items of Profit or Loss (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Finance income:
Exchange rate differences	$ (228)		$ (316)		$ (1)
Finance income due to interest and valuation of the convertible loan	(205)		(205)
Interest income on bank deposits	(4)		(4)
Finance income	(437)		(525)		(1)
Finance expenses:
Exchange rate differences		435		426	486
Finance expenses from interest and commissions	1	2	3	2	5
Finance expenses	$ 1	$ 437	$ 3	$ 428	$ 491